Note 4. Property and Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Note 4. Property and Equipment

4. PROPERTY AND EQUIPMENT

The components of property and equipment are as follows:

	Cost	Accumulated Depreciation	Net 2012	Net 2011
Furniture and office equipment	$11,392	$(4,829)	$6,563	$8,025
Computer equipment	5,025	(2,100)	2,925	4,978
Vehicles	10,107	(5,602)	4,505	4,097
	$26,524	$(12,531)	$13,993	$17,100